Risk management (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Interest Rate Reais [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in interest fixed rate
Interest Rate Reais [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (6,243)
Interest Rate Reais [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(156,303)
Interest Rate Reais [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (312,606)
Coupon Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon rate of interest rate
Coupon Interest Rate [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (96)
Coupon Interest Rate [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(1,405)
Coupon Interest Rate [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (2,811)
Inflation [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in coupon rates of price indexes
Inflation [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (588)
Inflation [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(32,006)
Inflation [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (64,013)
Coupon U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon US Dollar rate
Coupon U S Dollar [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (4,351)
Coupon U S Dollar [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(49,031)
Coupon U S Dollar [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (98,062)
Coupon Other Currencies [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon foreign currency rate
Coupon Other Currencies [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (516)
Coupon Other Currencies [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(2,981)
Coupon Other Currencies [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (5,963)
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to foreign exchange
Foreign Currency [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (2,807)
Foreign Currency [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(70,180)
Foreign Currency [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (140,360)
Eurobond Treasury Global [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to Interest Rate Variation on Papers Traded on the International Market
Eurobond Treasury Global [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (1,395)
Eurobond Treasury Global [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(16,714)
Eurobond Treasury Global [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (33,426)
Shares And Indexes [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in shares price
Shares And Indexes [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (2,275)
Shares And Indexes [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(56,870)
Shares And Indexes [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (113,740)
Commodities [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in commodities' prices
Commodities [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (258)
Commodities [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(6,462)
Commodities [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(12,924)
Trading Portfolio Total [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(18,529)
Trading Portfolio Total [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(391,952)
Trading Portfolio Total [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (783,905)